CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (DEFICIT) (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Earnings (Deficit)
Balance at Dec. 31, 2008	$ (3,209,677)	$ 0	$ 1,142,529	$ (8,972)	$ (4,343,414)
Increase (Decrease) in Shareholders' Equity
Dividends to DISH Orbital Corporation (Note 15)	(1,050,000)				(1,050,000)
Stock-based compensation	12,227		12,227
Income tax (expense) benefit related to stock awards and other	(142)		(142)
Change in unrealized holding gains (losses) on available-for-sale securities, net	12,625			12,625
Net income (loss)	603,655				603,655
Balance at Dec. 31, 2009	(3,631,312)	0	1,154,614	3,833	(4,789,759)
Increase (Decrease) in Shareholders' Equity
Capital distribution to affiliate	(266,699)				(266,699)
Stock-based compensation	15,387		15,387
Income tax (expense) benefit related to stock awards and other	559		559
Change in unrealized holding gains (losses) on available-for-sale securities, net	(68)			(68)
Capital transaction with EchoStar in connection with purchases of strategic investments, net of tax of $2,895 (Note 15)	(9,103)				(9,103)
Net income (loss)	948,676				948,676
Balance at Dec. 31, 2010	(2,942,560)	0	1,170,560	3,765	(4,116,885)
Increase (Decrease) in Shareholders' Equity
Dividends to DISH Orbital Corporation (Note 15)	(3,500,000)				(3,500,000)
Capital distribution to affiliate		0
Stock-based compensation	31,163		31,163
Income tax (expense) benefit related to stock awards and other	5,958		5,958
Change in unrealized holding gains (losses) on available-for-sale securities, net	(5,215)			(5,215)
Net income (loss)	1,525,683				1,525,683
Balance at Dec. 31, 2011	$ (4,884,971)	$ 0	$ 1,207,681	$ (1,450)	$ (6,091,202)